UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

October 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Arizona Municipal Income Fund

Eaton Vance Connecticut Municipal Income Fund

Eaton Vance Minnesota Municipal Income Fund

Eaton Vance New Jersey Municipal Income Fund

Eaton Vance Pennsylvania Municipal Income Fund

Eaton Vance Municipal Opportunities Fund

Eaton Vance

Arizona Municipal Income Fund

October 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.6%
Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/30	$1,000	$1,129,330

		$1,129,330

Education — 6.2%
Arizona Board of Regents, (Arizona State University), 5.00%, 7/1/37	$1,000	$1,053,100
Arizona Board of Regents, (University of Arizona), 5.00%, 6/1/33	1,500	1,576,815
Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,500	1,612,425

		$4,242,340

Electric Utilities — 7.5%
Maricopa County Pollution Control Corp., (Arizona Public Service Co.), 6.00% to 5/1/14 (Put Date), 5/1/29	$500	$513,125
Pima County Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,500	1,503,375
Pinal County Electrical District No. 3, 5.25%, 7/1/36	1,000	1,039,560
Salt River Agricultural Improvement and Power District, 5.00%, 1/1/33	1,000	1,063,820
Salt River Agricultural Improvement and Power District, 5.00%, 1/1/39(1)	1,000	1,049,920

		$5,169,800

Escrowed/Prerefunded — 9.4%
Maricopa County, SFMR, Escrowed to Maturity, 0.00%, 2/1/16	$3,000	$2,953,410
Phoenix Industrial Development Authority, SFMR, Escrowed to Maturity, 0.00%, 12/1/14	3,500	3,490,550

		$6,443,960

General Obligations — 4.3%
Kyrene Elementary School District No. 28, Maricopa County, 1.00% to 6/30/15, 7/1/30(2)	$200	$202,870
Maricopa County Community College District, 3.00%, 7/1/23	785	800,818
Tempe, 5.375%, 7/1/21	1,600	1,931,536

		$2,935,224

Health Care-Miscellaneous — 3.8%
Arizona Health Facilities Authority, (Blood Systems, Inc.), 4.75%, 4/1/25	$1,750	$1,759,170
Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	440	426,655
Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.625%, 8/15/24	410	410,229

		$2,596,054

Hospital — 13.2%
Arizona Health Facilities Authority, (Banner Health System), 5.00%, 1/1/35	$2,000	$2,047,400
Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/28	1,275	1,284,346
Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/32	750	750,383
Maricopa County Industrial Development Authority, (Catholic Healthcare West), 5.25%, 7/1/32	1,000	1,012,380
Maricopa County Industrial Development Authority, (Catholic Healthcare West), 5.50%, 7/1/26	500	513,955
Maricopa County Industrial Development Authority, (Mayo Clinic), 5.00%, 11/15/36	1,450	1,461,643
Scottsdale Industrial Development Authority, (Scottsdale Healthcare), 5.25%, 9/1/30	1,500	1,500,360
Yavapai County Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	500	498,435

		$9,068,902

1

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 2.0%
Maricopa County Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	$850	$751,289
Phoenix Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	650	649,929

		$1,401,218

Insured-Electric Utilities — 2.1%
Mesa Utility Systems, (NPFG), 5.00%, 7/1/23	$1,000	$1,170,400
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	320	270,429

		$1,440,829

Insured-Escrowed/Prerefunded — 1.6%
Maricopa County Industrial Development Authority, (Samaritan Health Services), (NPFG), Escrowed to Maturity, 7.00%, 12/1/16	$1,000	$1,109,110

		$1,109,110

Insured-General Obligations — 7.9%
Apache Junction Unified School District No. 43, (AGM), 5.00%, 7/1/24	$1,200	$1,410,468
Goodyear, (NPFG), 3.00%, 7/1/26	615	583,149
Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	2,920	3,436,139

		$5,429,756

Insured-Hospital — 1.8%
Arizona Health Facilities Authority, (Arizona Healthcare Systems), (NPFG), 5.50%, 6/1/15	$1,195	$1,264,549

		$1,264,549

Insured-Lease Revenue/Certificates of Participation — 2.6%
Phoenix Civic Improvement Corp., (Civic Plaza), (NPFG), 5.50%, 7/1/41	$1,635	$1,766,994

		$1,766,994

Insured-Special Tax Revenue — 2.3%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), (NPFG), 4.50%, 7/1/24	$915	$946,512
Glendale Transportation, Excise Tax Revenue, (NPFG), 4.50%, 7/1/32	580	587,598
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	495	62,405

		$1,596,515

Insured-Transportation — 3.7%
Pima County, Street and Highway Revenue, (AMBAC), 3.25%, 7/1/22	$1,000	$1,021,880
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(3)(4)	1,900	1,501,380

		$2,523,260

Insured-Water and Sewer — 1.7%
Phoenix Civic Improvement Corp., Wastewater System Revenue, (AGM), (NPFG), 5.00%, 7/1/37	$1,135	$1,164,760

		$1,164,760

Lease Revenue/Certificates of Participation — 1.3%
Mohave County Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$750	$872,677

		$872,677

Other Revenue — 1.9%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	$10,765	$266,541
Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	1,000	1,006,390

		$1,272,931

2

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 0.3%
Tempe Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	$230	$229,986

		$229,986

Special Tax Revenue — 18.0%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), 5.00%, 7/1/29	$1,000	$1,050,140
Gilbert Public Facilities Municipal Property Corp., 5.50%, 7/1/27	1,000	1,089,070
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	270	283,071
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	308,986
Mesa, Excise Tax Revenue, 5.00%, 7/1/32	1,500	1,595,310
Pima County Regional Transportation Authority, Excise Tax Revenue, 5.00%, 6/1/24	1,000	1,137,520
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(3)(4)	1,000	862,570
Scottsdale Municipal Property Corp., 5.00%, 7/1/30	2,500	2,835,575
Scottsdale Municipal Property Corp., 5.00%, 7/1/34	1,000	1,100,810
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/33	1,000	1,051,300
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/37	1,000	1,047,930

		$12,362,282

Transportation — 7.7%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/32	$3,000	$3,215,550
Phoenix Civic Improvement Corp., Airport Revenue, (AMT), 5.00%, 7/1/31	2,000	2,075,980

		$5,291,530

Total Tax-Exempt Investments — 100.9% (identified cost $67,123,412)		$69,312,007

Other Assets, Less Liabilities — (0.9)%		$(603,934)

Net Assets — 100.0%		$68,708,073

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2013, 23.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 12.9% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)	When-issued security.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $663,950.

3

A summary of open financial instruments at October 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/13	38 U.S. Long Treasury Bond	Short	$(5,007,321)	$(5,122,875)	$(115,554)

At October 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $115,554.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$64,853,740

Gross unrealized appreciation	$4,370,222
Gross unrealized depreciation	(1,611,955)

Net unrealized appreciation	$2,758,267

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$69,312,007	$—	$69,312,007
Total Investments	$—	$69,312,007	$—	$69,312,007

Liability Description
Futures Contracts	$(115,554)	$—	$—	$(115,554)
Total	$(115,554)	$—	$—	$(115,554)

The Fund held no investments or other financial instruments as of July 31, 2013 whose fair value was determined using Level 3 inputs. At October 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Connecticut Municipal Income Fund

October 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.9%
Connecticut, (Revolving Fund), 5.00%, 6/1/24	$1,000	$1,158,160
Connecticut, (Revolving Fund), 5.00%, 6/1/25	1,500	1,732,950

		$2,891,110

Education — 15.8%
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/31	$500	$531,770
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/32	1,125	1,190,587
Connecticut Health and Educational Facilities Authority, (Connecticut College), 5.00%, 7/1/30	1,255	1,339,449
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/34	1,000	1,032,590
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/40	1,500	1,538,355
Connecticut Health and Educational Facilities Authority, (Norwich Free Academy), 4.00%, 7/1/34	805	766,803
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/21	1,005	1,099,581
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39	2,000	2,081,460
Connecticut Health and Educational Facilities Authority, (Yale University), 4.85%, 7/1/37(1)	5,000	5,240,350
University of Connecticut, 5.00%, 11/15/29	1,000	1,104,750

		$15,925,695

Electric Utilities — 3.1%
Connecticut Development Authority, (Connecticut Light and Power Co.), 4.375%, 9/1/28	$1,015	$1,038,274
Connecticut Transmission Municipal Electric Energy Cooperative, 5.00%, 1/1/42	2,000	2,068,980

		$3,107,254

General Obligations — 21.5%
Bridgeport, 5.00%, 2/15/32	$635	$650,538
Connecticut, 4.875%, 11/1/20	1,475	1,684,524
Connecticut, 5.00%, 2/15/29	1,000	1,119,940
Danbury, 4.00%, 8/1/26	380	401,063
Danbury, 4.00%, 8/1/27	1,000	1,039,330
East Lyme, 4.00%, 7/15/22	350	390,803
East Lyme, 4.00%, 7/15/23	525	580,372
East Lyme, 4.25%, 7/15/24	250	279,330
East Lyme, 4.25%, 7/15/25	250	275,330
Fairfield, 4.25%, 7/15/26	250	260,938
Fairfield, 5.00%, 1/1/23	1,000	1,211,850
Hartford, 5.00%, 4/1/31	1,500	1,576,995
North Haven, 5.00%, 7/15/23	1,475	1,785,473
North Haven, 5.00%, 7/15/25	1,490	1,766,425
Norwalk, 4.00%, 7/1/26	1,975	2,110,742
Norwalk, 4.00%, 7/15/27	1,000	1,043,610
Redding, 5.50%, 10/15/18	400	485,840

1

Security	Principal Amount (000’s omitted)	Value
Redding, 5.625%, 10/15/19	$650	$805,584
Stamford, 4.00%, 7/1/25	370	401,635
University of Connecticut, State General Obligation, 5.00%, 2/15/21	1,315	1,513,105
University of Connecticut, State General Obligation, 5.00%, 2/15/28(2)	875	968,852
Wilton, 5.25%, 7/15/18	535	640,363
Wilton, 5.25%, 7/15/19	535	649,570

		$21,642,212

Hospital — 6.3%
Connecticut Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/40	$2,000	$2,055,520
Connecticut Health and Educational Facilities Authority, (Lawrence & Memorial Hospital), 5.00%, 7/1/31	1,000	1,034,350
Connecticut Health and Educational Facilities Authority, (Middlesex Hospital), 5.00%, 7/1/24	1,000	1,079,460
Connecticut Health and Educational Facilities Authority, (Western Connecticut Health Network), 5.00%, 7/1/29	1,000	1,030,420
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Hospital), 5.75%, 7/1/34	1,000	1,090,460

		$6,290,210

Industrial Development Revenue — 4.5%
Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	$4,500	$4,504,545

		$4,504,545

Insured-Education — 17.2%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$1,950	$2,303,301
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,050	2,408,053
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), 5.00%, 7/1/37	1,920	1,968,096
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), 5.75%, 7/1/33	2,500	2,766,775
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), (AGM), 5.00%, 7/1/28	500	527,290
Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21(3)	5,305	6,209,078
University of Connecticut, (NPFG), 5.00%, 2/15/24	1,000	1,096,250

		$17,278,843

Insured-Electric Utilities — 0.2%
Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	190	$189,333

		$189,333

Insured-Escrowed/Prerefunded — 2.1%
Connecticut Health and Educational Facilities Authority, (Connecticut Children’s Medical Center), (NPFG), Prerefunded to 7/1/14, 5.00%, 7/1/21	$2,000	$2,064,540

		$2,064,540

Insured-General Obligations — 5.4%
Bridgeport, (AGM), 4.00%, 8/15/21	$1,500	$1,617,315
Connecticut, (AMBAC), 5.25%, 6/1/20	1,000	1,202,710
Hartford, (AGC), 5.00%, 8/15/28	1,000	1,067,670
Hartford, (AGM), 5.00%, 4/1/31	440	462,493
Hartford, (AGM), Prerefunded to 4/1/22, 5.00%, 4/1/31	185	224,209
Puerto Rico, (FGIC), 5.50%, 7/1/21	1,000	805,180

		$5,379,577

2

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 1.0%
Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (AGM), 5.125%, 7/1/35	$1,000	$1,021,550

		$1,021,550

Insured-Industrial Development Revenue — 0.5%
Connecticut Development Authority, (Signature Flight Support Corp.), (AGM), (AMT), 6.625%, 12/1/14	$525	$518,663

		$518,663

Insured-Transportation — 4.4%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1) (2)	$3,900	$3,081,780
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,750	1,373,995

		$4,455,775

Insured-Water and Sewer — 5.4%
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$4,123,015
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/32	1,200	1,287,756

		$5,410,771

Lease Revenue/Certificates of Participation — 2.5%
Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	$170	$216,104
Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	1,830	2,326,296

		$2,542,400

Senior Living/Life Care — 1.0%
Connecticut Development Authority, (Alzheimers Resource Center), 5.50%, 8/15/27	$1,000	$1,005,680

		$1,005,680

Solid Waste — 2.7%
Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,750	$2,752,447

		$2,752,447

Special Tax Revenue — 5.4%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/29	$2,000	$2,207,020
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 10/1/33(4)	1,000	1,078,620
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	135	141,535
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	150	157,112
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(2)	1,700	1,466,369
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	365	398,361

		$5,449,017

Water and Sewer — 1.6%
Hartford County Metropolitan District, (Clean Water), 5.00%, 4/1/36	$1,500	$1,589,745

		$1,589,745

Total Tax-Exempt Investments — 103.5% (identified cost $100,637,073)		$104,019,367

Other Assets, Less Liabilities — (3.5)%		$(3,528,061)

Net Assets — 100.0%		$100,491,306

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2013, 34.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 18.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,411,730.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	When-issued security.

A summary of open financial instruments at October 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/13	32 U.S. Long Treasury Bond	Short	$(4,216,691)	$(4,314,000)	$(97,309)

At October 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $97,309.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$93,394,391

Gross unrealized appreciation	$5,622,787
Gross unrealized depreciation	(2,222,811)

Net unrealized appreciation	$3,399,976

4

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$104,019,367	$—	$104,019,367
Total Investments	$—	$104,019,367	$—	$104,019,367

Liability Description
Futures Contracts	$(97,309)	$—	$—	$(97,309)
Total	$(97,309)	$—	$—	$(97,309)

The Fund held no investments or other financial instruments as of July 31, 2013 whose fair value was determined using Level 3 inputs. At October 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Minnesota Municipal Income Fund

October 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.2%
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/22	$2,000	$2,392,500

		$2,392,500

Education — 12.7%
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 1/1/28	$1,000	$1,085,960
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/40	1,500	1,566,195
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 4.50%, 10/1/34	500	503,565
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/31	1,000	1,057,590
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/26	280	296,187
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/27	310	324,400
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	700	704,977
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/39	1,000	1,035,130
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.25%, 4/1/39	1,475	1,539,988
Minnesota State Colleges and Universities, 5.00%, 10/1/28	1,375	1,515,498
Minnesota State Colleges and Universities, 5.00%, 10/1/30	1,455	1,583,738
University of Minnesota, 5.00%, 12/1/36	500	539,615
University of Minnesota, 5.125%, 4/1/34	1,000	1,099,970
University of Minnesota, (State Supported Stadium Debt), 5.00%, 8/1/29	1,000	1,081,300

		$13,934,113

Electric Utilities — 7.4%
Central Minnesota Municipal Power Agency, 5.00%, 1/1/32	$2,100	$2,209,074
Hutchinson, Public Utility Revenue, 5.00%, 12/1/26	350	389,050
Minnesota Municipal Power Agency, 4.75%, 10/1/32	500	502,640
Minnesota Municipal Power Agency, 5.00%, 10/1/34	750	770,827
Minnesota Municipal Power Agency, 5.00%, 10/1/35	1,500	1,534,875
Northern Municipal Power Agency, 5.00%, 1/1/19	750	871,102
Rochester, Electric Utility Revenue, 5.00%, 12/1/30	1,000	1,065,460
Western Minnesota Municipal Power Agency, 5.00%, 1/1/26	665	759,417

		$8,102,445

Escrowed/Prerefunded — 3.0%
Minnesota Public Facilities Authority, Clean Water Revenue, Prerefunded to 3/1/17, 5.00%, 3/1/26	$2,000	$2,288,980
St. Louis Park, (Park Nicollet Health Services), Prerefunded to 7/1/14, 5.25%, 7/1/30	1,000	1,034,070

		$3,323,050

General Obligations — 25.0%
Buffalo-Hanover-Montrose Independent School District No. 877, 4.00%, 2/1/24	$2,000	$2,172,800
Burnsville-Eagan-Savage Independent School District No. 191, 4.75%, 2/1/29	1,000	1,046,540
Chaska Independent School District No. 112, 4.00%, 2/1/23	2,000	2,213,000
Dakota County Community Development Agency, (Senior Housing Facilities), 5.125%, 1/1/35	500	522,625
Duluth, 5.00%, 2/1/34	2,000	2,085,440

1

Security	Principal Amount (000’s omitted)	Value
Fairmont Independent School District No. 2752, 5.00%, 2/1/34	$2,000	$2,116,060
Hennepin County, 4.00%, 12/1/20	1,885	2,163,301
Hennepin County Regional Railroad Authority, 4.00%, 12/1/29	1,500	1,530,015
Hopkins Independent School District No. 270, 4.00%, 2/1/25	1,250	1,351,562
Minnesota, 5.00%, 6/1/21	1,155	1,333,020
Minnesota, 5.00%, 8/1/22	1,000	1,181,730
Minnesota, 5.00%, 11/1/26	1,000	1,105,510
Minnesota, 5.00%, 10/1/27	2,000	2,273,540
Minnesota, (Public Safety Radio Communications System), 5.00%, 6/1/22	485	557,008
Ramsey County, Series 2011A, 4.00%, 2/1/24	500	547,405
Ramsey County, Series 2012A, 4.00%, 2/1/24	500	546,665
Shakopee Independent School District No. 720, 5.00%, 2/1/21	1,000	1,190,570
St. Paul Independent School District No. 625, 4.00%, 2/1/25	1,000	1,068,210
Washington County, 3.50%, 2/1/28	1,500	1,491,615
Zumbrota-Mazeppa Independent School District No. 2805, 4.50%, 2/1/28	750	843,323

		$27,339,939

Hospital — 13.1%
Douglas County, (Douglas County Hospital), 6.25%, 7/1/38	$1,000	$1,036,020
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Health Care), 5.25%, 8/15/35	1,000	1,050,850
Minneapolis, (National Marrow Donor Program), 4.875%, 8/1/25	1,000	1,007,440
Rochester, (Mayo Clinic), 5.00%, 11/15/36	2,000	2,019,880
Rochester, (Mayo Clinic), 5.00%, 11/15/38	1,000	1,044,090
Rochester, (Olmsted Medical Center), 5.875%, 7/1/30	1,500	1,630,140
St. Cloud, (CentraCare Health System), 5.125%, 5/1/30	1,000	1,063,250
St. Louis Park, (Park Nicollet Health Services), 5.75%, 7/1/30	1,000	1,051,800
St. Louis Park, (Park Nicollet Health Services), 5.75%, 7/1/39	1,000	1,045,820
St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.25%, 11/15/29	1,000	1,059,630
St. Paul Housing and Redevelopment Authority, (HealthEast), 6.00%, 11/15/35	750	763,695
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.25%, 5/15/36	1,500	1,521,165

		$14,293,780

Housing — 4.5%
Minnesota Housing Finance Agency, (AMT), 4.80%, 7/1/38	$820	$802,534
Minnesota Housing Finance Agency, (AMT), 4.85%, 7/1/38	775	774,954
Minnesota Housing Finance Agency, (AMT), 4.90%, 7/1/37	555	552,652
Minnesota Housing Finance Agency, (AMT), 5.00%, 8/1/40	500	500,045
Minnesota Housing Finance Agency, (AMT), 5.15%, 7/1/38	85	85,322
Minnesota Housing Finance Agency, (AMT), 5.25%, 7/1/33	620	629,238
Minnetonka, MFMR, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,650	1,602,975

		$4,947,720

Industrial Development Revenue — 0.9%
Cloquet, (Potlach Corp.), 5.90%, 10/1/26	$1,000	$999,970

		$999,970

Insured-Electric Utilities — 10.4%
Northern Municipal Power Agency, (AGC), 5.00%, 1/1/21	$1,000	$1,124,450
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,150	949,256

2

Security	Principal Amount (000’s omitted)	Value
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	$305	$247,928
Rochester, Electric Utility Revenue, (NPFG), 4.50%, 12/1/26	2,000	2,070,300
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	5,924,340
Western Minnesota Municipal Power Agency, (AGM), 5.00%, 1/1/36	1,000	1,026,570

		$11,342,844

Insured-General Obligations — 2.7%
Alexandria Independent School District No. 206, (AGM), 5.00%, 2/1/27	$700	$769,524
Cambridge Independent School District No. 911, (NPFG), 0.00%, 2/1/29	2,245	1,078,880
St. Francis Independent School District No. 15, (NPFG), 5.00%, 2/1/27	1,000	1,082,980

		$2,931,384

Insured-Hospital — 4.8%
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), 5.00%, 8/15/34	$750	$762,240
Minneapolis, (Fairview Health Services), (AMBAC), 5.00%, 11/15/34	1,950	1,953,880
Minnesota Agricultural and Economic Development Board, (Essentia Health Obligated Group), (AGC), 5.00%, 2/15/37	2,000	2,026,400
St. Cloud, (CentraCare Health System), (AGC), 5.50%, 5/1/39	500	525,615

		$5,268,135

Insured-Special Tax Revenue — 2.2%
St. Paul, Sales Tax Revenue, (XLCA), 5.00%, 11/1/30	$2,000	$2,059,840
Washington County Housing and Redevelopment Authority, (NPFG), 5.50%, 2/1/32	305	305,912

		$2,365,752

Insured-Transportation — 1.7%
Minneapolis - St. Paul Metropolitan Airports Commission, (AMBAC), (AMT), 5.00%, 1/1/22	$1,000	$1,045,370
Minneapolis - St. Paul Metropolitan Airports Commission, (AMBAC), (BHAC), 4.50%, 1/1/32	775	786,610

		$1,831,980

Lease Revenue/Certificates of Participation — 1.1%
Minneapolis Special School District No. 1, 5.00%, 2/1/20	$505	$594,299
Minnetonka Independent School District No. 276, 5.00%, 3/1/29	560	601,082

		$1,195,381

Special Tax Revenue — 4.8%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$283,071
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	308,986
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/33	2,000	2,054,560
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/37	2,000	2,031,000
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	545,700

		$5,223,317

Transportation — 1.0%
Minneapolis - St. Paul Metropolitan Airports Commission, 5.00%, 1/1/35	$1,000	$1,045,220

		$1,045,220

Total Tax-Exempt Investments — 97.5% (identified cost $101,980,433)		$106,537,530

Other Assets, Less Liabilities — 2.5%		$2,743,139

Net Assets — 100.0%		$109,280,669

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2013, 22.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 10.9% of total investments.

A summary of open financial instruments at October 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/13	47 U.S. Long Treasury Bond	Short	$(6,193,266)	$(6,336,188)	$(142,922)

At October 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $142,922.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$101,760,836

Gross unrealized appreciation	$5,940,718
Gross unrealized depreciation	(1,164,024)

Net unrealized appreciation	$4,776,694

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At October 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$106,537,530	$—	$106,537,530
Total Investments	$—	$106,537,530	$—	$106,537,530

Liability Description
Futures Contracts	$(142,922)	$—	$—	$(142,922)
Total	$(142,922)	$—	$—	$(142,922)

The Fund held no investments or other financial instruments as of July 31, 2013 whose fair value was determined using Level 3 inputs. At October 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

New Jersey Municipal Income Fund

October 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.1%

Security	Principal Amount (000’s omitted)	Value
Education — 10.4%
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$750	$766,568
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	750	750,945
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	660	663,227
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	3,575	3,653,972
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/34	880	885,500
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), 7.50%, 12/1/32	2,565	3,395,239
New Jersey Institute of Technology, 5.00%, 7/1/32	1,410	1,489,059
Rutgers State University, 5.00%, 5/1/39(1)	4,350	4,609,564
Rutgers State University, 5.00%, 5/1/39	2,080	2,204,114

		$18,418,188

General Obligations — 1.8%
Monroe Township Board of Education, Middlesex County, 4.00%, 8/1/23	$3,000	$3,243,690

		$3,243,690

Hospital — 12.0%
Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$1,640	$1,540,682
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	830	832,490
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	1,100	1,104,994
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	6,195	6,406,683
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	5,120	5,225,267
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.50%, 7/1/29	1,135	1,171,944
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.75%, 7/1/39	1,135	1,175,054
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	720	719,374
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	3,000	3,151,110

		$21,327,598

Housing — 2.4%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$2,420	$2,352,168
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.95%, 10/1/32	1,915	1,927,026

		$4,279,194

Industrial Development Revenue — 4.1%
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	$1,875	$1,715,325
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 7.00%, 11/15/30	1,000	999,970
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	4,370	4,630,277

		$7,345,572

1

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 1.1%
New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/28	$2,210	$1,989,354

		$1,989,354

Insured-Electric Utilities — 1.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,935	$3,214,029

		$3,214,029

Insured-Escrowed/Prerefunded — 4.2%
North Hudson Sewerage Authority, (NPFG), Escrowed to Maturity, 0.00%, 8/1/25	$11,000	$7,548,200

		$7,548,200

Insured-Gas Utilities — 2.0%
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$3,485	$3,565,469

		$3,565,469

Insured-General Obligations — 10.2%
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$2,785	$2,907,568
Irvington Township, (AGM), 0.00%, 7/15/22	2,500	1,845,975
Irvington Township, (AGM), 0.00%, 7/15/23	5,075	3,549,353
Jackson Township School District, (NPFG), 2.50%, 6/15/27	10,025	8,664,808
Paterson, (BAM), 5.00%, 1/15/26	1,000	1,096,210

		$18,063,914

Insured-Hospital — 2.0%
New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$4,100	$3,479,752

		$3,479,752

Insured-Industrial Development Revenue — 3.3%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$5,685	$5,888,125

		$5,888,125

Insured-Lease Revenue/Certificates of Participation — 1.8%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$2,000	$2,195,840
South Jersey Port Corp., (Marine Terminal), (AGC), 5.75%, 1/1/34	1,000	1,071,730

		$3,267,570

Insured-Special Tax Revenue — 10.0%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/24	$7,870	$5,254,248
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	2,000	2,287,200
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	12,130	6,954,978
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	5,890	3,153,094
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,650	208,015

		$17,857,535

Insured-Student Loan — 2.8%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$4,690	$4,944,714

		$4,944,714

2

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 0.5%
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	$850	$914,600

		$914,600

Lease Revenue/Certificates of Participation — 5.9%
Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/14	$720	$731,721
Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/15	785	856,435
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 9/1/34	1,000	1,047,800
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	3,000	3,183,900
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	4,605	4,688,535

		$10,508,391

Other Revenue — 2.3%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	$34,960	$865,610
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	3,250	3,295,142

		$4,160,752

Senior Living/Life Care — 4.1%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$1,345	$1,373,433
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	2,230	2,245,543
New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	1,935	1,813,444
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	2,000	1,914,160

		$7,346,580

Special Tax Revenue — 1.3%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$300	$304,086
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	525	519,650
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,295	1,413,363

		$2,237,099

Student Loan — 5.1%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.211%, 6/1/36(1)(2)(3)	$9,000	$9,090,270

		$9,090,270

Transportation — 11.5%
Delaware River Joint Toll Bridge Commission, (Pennsylvania - New Jersey), 3.00%, 7/1/27	$230	$208,764
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	1,550	1,615,813
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.25%, 6/15/30	1,890	2,048,779
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	1,000	1,150,550
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,500	2,797,525
New Jersey Turnpike Authority, 5.00%, 1/1/30	1,465	1,560,283
New Jersey Turnpike Authority, 5.25%, 1/1/40	4,000	4,204,400
Port Authority of New York and New Jersey, 6.125%, 6/1/94	6,160	6,860,577

		$20,446,691

3

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 2.5%
New Jersey Economic Development Authority, (Atlantic City Sewerage Co.), (AMT), 5.45%, 4/1/28	$4,350	$4,351,653

		$4,351,653

Total Tax-Exempt Investments — 103.1% (identified cost $173,101,442)		$183,488,940

Other Assets, Less Liabilities — (3.1)%		$(5,440,771)

Net Assets — 100.0%		$178,048,169

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2013, 38.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 13.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2013.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,890,270.

A summary of open financial instruments at October 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/13	100 U.S. 10-Year Treasury Note	Short	$(12,389,661)	$(12,735,938)	$(346,277)
12/13	180 U.S. Long Treasury Bond	Short	(23,718,890)	(24,266,250)	(547,360)

					$(893,637)

At October 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $893,637.

4

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$163,014,649

Gross unrealized appreciation	$12,528,264
Gross unrealized depreciation	(2,153,973)

Net unrealized appreciation	$10,374,291

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$183,488,940	$—	$183,488,940
Total Investments	$—	$183,488,940	$—	$183,488,940

Liability Description
Futures Contracts	$(893,637)	$—	$—	$(893,637)
Total	$(893,637)	$—	$—	$(893,637)

The Fund held no investments or other financial instruments as of July 31, 2013 whose fair value was determined using Level 3 inputs. At October 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Pennsylvania Municipal Income Fund

October 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 104.8%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.6%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$1,471	$1,235,867

		$1,235,867

Education — 13.4%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/33	$1,150	$1,185,581
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/34	1,000	1,038,040
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	1,500	1,525,860
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/37	1,000	1,024,020
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/34	3,000	3,099,030
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	3,000	3,093,510
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	3,800	3,811,172
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	2,645	2,830,653
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/37	2,000	2,113,840
University of Pittsburgh, 5.25%, 9/15/29	1,500	1,663,380
University of Pittsburgh, 5.25%, 9/15/30	2,500	2,792,800
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	2,300	2,413,459
Wilkes-Barre Finance Authority, (University of Scranton), 5.00%, 11/1/35	2,500	2,554,775

		$29,146,120

Electric Utilities — 0.4%
Puerto Rico Electric Power Authority, 6.75%, 7/1/36	$1,000	$853,440

		$853,440

General Obligations — 4.1%
Chester County, 5.00%, 7/15/27	$1,000	$1,100,480
Chester County, 5.00%, 7/15/28	410	448,187
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	5,000	5,307,100
Montgomery County, 4.375%, 12/1/31	2,000	2,065,440

		$8,921,207

Hospital — 17.8%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$3,000	$3,225,330
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	3,440	3,460,881
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	4,220	4,604,273
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,011,080
Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	1,000	1,100,230
Lebanon County Health Facilities Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	1,050	971,607

1

Security	Principal Amount (000’s omitted)	Value
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	$3,000	$2,705,430
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	3,250	3,318,120
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	2,000	1,975,800
Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,000	987,420
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(2)	9,000	10,406,340
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	2,550	2,606,993
Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital of Philadelphia), 5.00%, 7/1/28	690	741,260
South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	1,500	1,545,825

		$38,660,589

Housing — 2.2%
Allegheny County Residential Finance Authority, SFMR, (AMT), 4.95%, 11/1/37	$1,180	$1,180,755
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	1,000	1,032,350
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 4/1/26	2,540	2,564,486

		$4,777,591

Industrial Development Revenue — 1.8%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$1,200	$1,252,164
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	1,000	1,090,090
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	1,500	1,537,290

		$3,879,544

Insured-Education — 5.2%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$3,000	$3,129,810
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,000	1,010,750
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), (NPFG), 5.00%, 6/15/23	2,500	2,761,975
Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 5.00%, 4/1/25	1,350	1,465,384
Pennsylvania Higher Educational Facilities Authority, (University of Sciences in Philadelphia), (AGC), 5.00%, 11/1/32	2,765	2,886,522

		$11,254,441

Insured-Electric Utilities — 0.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,475	$1,204,751
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	340	276,379

		$1,481,130

Insured-Escrowed/Prerefunded — 12.8%
Allegheny County Hospital Development Authority, (Magee-Women’s Hospital), (FGIC), (NPFG), Escrowed to Maturity, 0.00%, 10/1/15	$3,750	$3,702,600
Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), Prerefunded to 11/15/14, 6.25%, 11/15/44	3,000	3,189,150
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/19	2,500	2,270,400
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	2,625	2,294,197
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	2,625	2,193,949

2

Security	Principal Amount (000’s omitted)	Value
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	$3,625	$2,900,725
McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	1,581,335
Westmoreland Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,780	5,002,879
Westmoreland Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,400	4,673,970

		$27,809,205

Insured-General Obligations — 18.9%
Beaver County, (AGM), 5.55%, 11/15/31	$2,150	$2,351,928
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	1,885	2,062,643
Bethlehem Area School District, (AGM), 5.25%, 1/15/26	940	1,019,862
Centennial School District, (AGM), 5.25%, 12/15/37	3,000	3,291,300
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	2,170	1,627,869
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	2,170	1,537,358
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	2,170	1,450,298
Harrisburg, (AMBAC), 0.00%, 3/15/17	2,180	1,743,019
Harrisburg School District, (AGC), 5.00%, 11/15/33	2,000	2,056,400
Hazelton School District, (NPFG), 0.00%, 3/1/21	4,000	3,174,360
Hopewell School District, (AGM), 0.00%, 9/1/22	1,000	760,060
Hopewell School District, (AGM), 0.00%, 9/1/26	2,000	1,229,080
Lake-Lehman School District, (NPFG), 0.00%, 4/1/26	1,315	789,171
Mars Area School District, (NPFG), Escrowed to Maturity, 0.00%, 3/1/14	1,430	1,429,042
McKeesport Area School District, (AGM), 5.00%, 3/1/38	1,500	1,545,735
McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,100	654,665
Philadelphia, (AGC), 7.00%, 7/15/28	1,500	1,682,655
State Public School Building Authority, (Harrisburg School District), (AGC), 4.75%, 11/15/33	2,000	2,034,040
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28(2)	9,500	10,626,510

		$41,065,995

Insured-Hospital — 5.0%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$2,433,840
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	6,930	6,978,787
Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.50%, 7/1/17	1,310	1,485,959

		$10,898,586

Insured-Lease Revenue/Certificates of Participation — 0.5%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$1,000	$1,031,380

		$1,031,380

Insured-Special Tax Revenue — 1.1%
Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20	$2,000	$2,234,680
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,490	187,844

		$2,422,524

Insured-Transportation — 3.4%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$5,750	$6,028,243
Puerto Rico Highway and Transportation Authority, (AGC), 5.50%, 7/1/31	1,500	1,346,535

		$7,374,778

3

Security	Principal Amount (000’s omitted)	Value
Insured-Water and Sewer — 0.9%
Westmoreland Municipal Authority, (FGIC), 0.00%, 8/15/19	$2,235	$1,936,672

		$1,936,672

Nursing Home — 0.4%
Westmoreland County Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	$905	$818,808

		$818,808

Other Revenue — 1.8%
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/28	$1,875	$1,983,975
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/29	1,775	1,861,638

		$3,845,613

Senior Living/Life Care — 1.5%
Cliff House Trust, (AMT), 6.625%, 6/1/27(3)	$2,500	$1,302,400
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	600	610,290
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	1,300	1,294,033

		$3,206,723

Special Tax Revenue — 1.2%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$7,500	$1,120,725
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	300	258,123
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	240	214,395
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	225	194,078
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	810	884,034

		$2,671,355

Transportation — 7.3%
Delaware River Joint Toll Bridge Commission, (Pennsylvania - New Jersey), 3.00%, 7/1/27	$270	$245,071
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	1,550	1,615,813
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	950	980,951
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	1,960	1,882,992
Pennsylvania Turnpike Commission, 5.25%, 6/1/36	4,500	4,572,990
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	4,220	3,864,043
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	2,000	1,759,820
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	815	842,457

		$15,764,137

Water and Sewer — 3.8%
Delaware County Regional Water Quality Control Authority, 5.00%, 5/1/33	$1,750	$1,850,310
Harrisburg Water Authority, 5.25%, 7/15/31	1,750	1,463,525
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	1,250	1,280,925
Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	1,235	1,305,160
Westmoreland County Municipal Authority, 5.00%, 8/15/32	2,345	2,440,629

		$8,340,549

Total Tax-Exempt Municipal Securities — 104.8% (identified cost $215,346,544)		$227,396,254

4

Taxable Municipal Securities — 0.0%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$19	$0

Total Taxable Municipal Securities — 0.0% (identified cost $18,995)		$0

Total Investments — 104.8% (identified cost $215,365,539)		$227,396,254

Other Assets, Less Liabilities — (4.8)%		$(10,350,150)

Net Assets — 100.0%		$217,046,104

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2013, 46.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 15.8% of total investments.

(1)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Defaulted bond.

A summary of open financial instruments at October 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/13	425 U. S. Long Treasury Bond	Short	$(56,002,934)	$(57,295,313)	$(1,292,379)

At October 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $1,292,379.

5

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$200,565,511

Gross unrealized appreciation	$16,242,636
Gross unrealized depreciation	(3,761,893)

Net unrealized appreciation	$12,480,743

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$227,396,254	$—	$227,396,254
Taxable Municipal Securities	$—	$0	$—	$0
Total Investments	$—	$227,396,254	$—	$227,396,254

Liability Description
Futures Contracts	$(1,292,379)	$—	$—	$(1,292,379)
Total	$(1,292,379)	$—	$—	$(1,292,379)

The Fund held no investments or other financial instruments as of July 31, 2013 whose fair value was determined using Level 3 inputs. At October 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Municipal Opportunities Fund

October 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 88.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 5.7%
Arkansas Development Finance Authority, (Revolving Loan Fund), 5.00%, 6/1/24	$200	$234,920
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/31	500	542,810
Rhode Island Clean Water Finance Agency, 4.00%, 10/1/31	1,000	1,007,440

		$1,785,170

Education — 8.3%
Hempstead, NY, Local Development Corp., (Adelphi University), 5.00%, 6/1/20	$110	$128,608
Hempstead, NY, Local Development Corp., (Adelphi University), 5.00%, 6/1/21	140	163,104
Houston, TX, Higher Education Finance Corp., (St. Johns School), 5.00%, 9/1/26	600	653,718
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	320	357,251
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/32	500	541,475
Union County, PA, Higher Educational Facilities Financing Authority, (Bucknell University), 4.00%, 4/1/23	195	214,320
University of Arkansas, (UAMS Campus), 4.00%, 11/1/34	25	23,606
University of Virginia, 4.00%, 6/1/27(1)	510	539,871

		$2,621,953

Electric Utilities — 2.2%
Berkeley County, SC, Utility System Revenue, 4.00%, 6/1/28	$85	$87,663
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	345	345,776
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	250	271,128

		$704,567

General Obligations — 22.0%
Ann Arbor, MI, School District, 4.00%, 5/1/22	$535	$583,150
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 4.00%, 6/15/25	110	117,602
California, 5.00%, 11/1/28(2)	500	548,660
Denver City and County, CO, School District No. 1, 4.00%, 12/1/26	175	183,456
Ferndale, MI, Public Schools, 4.00%, 5/1/23	340	355,630
Hawaii, 5.00%, 11/1/27	30	34,156
Howell, MI, Public Schools, 4.50%, 5/1/29	445	457,344
Illinois, 5.50%, 7/1/33	150	153,488
Massachusetts, 0.727%, 11/1/25(1)(3)	435	392,822
Minnesota, 5.00%, 8/1/20	220	265,445
New York, 4.00%, 3/1/23	500	563,430
New York, NY, 5.00%, 8/1/29	500	550,620
Phoenix, AZ, 4.00%, 7/1/27	75	78,725
San Bernardino Community College District, CA, 5.00%, 8/1/29	1,000	1,074,170
Scarborough, ME, 5.00%, 11/1/26	430	493,537
Tualatin Valley, OR, Fire and Rescue, A Rural Fire Protection District, 5.00%, 6/1/25	350	399,518
Utah, 5.00%, 7/1/25	350	406,326
Virginia Beach, VA, 4.00%, 4/1/27	240	251,040

		$6,909,119

Security	Principal Amount (000’s omitted)	Value
Hospital — 13.0%
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/22	$200	$232,616
California Health Facilities Financing Authority, (Providence Health System), 6.50%, 10/1/38	345	396,108
California Health Facilities Financing Authority, (St. Joseph Health System), 5.50%, 7/1/29	200	221,908
Greenwood County, SC, (Self Regional Healthcare), 5.00%, 10/1/22	50	55,628
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.00%, 7/1/28	500	518,005
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/25	315	338,004
Lexington County Health Services District, Inc., SC, 5.00%, 11/1/32	480	484,354
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	285	290,281
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/21	250	283,465
Norfolk, VA, Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	275	291,453
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 4.50%, 7/1/32	210	179,105
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Health Care System), 4.00%, 11/15/32	500	439,675
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.00%, 6/1/19	100	112,692
Yavapai County, AZ, Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	250	249,218

		$4,092,512

Industrial Development Revenue — 2.7%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$250	$259,180
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 7.00%, 11/15/30	250	249,992
Niagara Area Development Corp., NY, (Covanta Energy), 4.00%, 11/1/24	370	342,539

		$851,711

Insured-Electric Utilities — 1.5%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$170	$190,927
Louisiana Energy and Power Authority, (LEPA Unit No. 1), (AGM), 5.25%, 6/1/28	250	272,380

		$463,307

Insured-General Obligations — 0.8%
Will County, IL, Community Unit School District No. 365-U, (Valley View), (NPFG), 0.00%, 11/1/25	$450	$265,099

		$265,099

Insured-Other Revenue — 0.7%
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	$200	$229,392

		$229,392

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 1.1%
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22(1)	$500	$343,530

		$343,530

Insured-Transportation — 0.7%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	$100	$101,611
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	100	101,593

		$203,204

Insured-Water and Sewer — 0.5%
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$175	$158,793

		$158,793

Other Revenue — 2.8%
District of Columbia, (Association of American Medical Colleges), 5.00%, 10/1/30	$500	$522,655
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	250	246,742
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	100	98,192

		$867,589

Senior Living/Life Care — 0.5%
Lee County, FL, Industrial Development Authority, (Shell Point), 5.50%, 11/15/21	$150	$158,726

		$158,726

Special Tax Revenue — 8.3%
Central Puget Sound, Regional Transit Authority, WA, Sales Tax Revenue, 5.00%, 11/1/28	$500	$563,645
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 10/1/28(2)	500	560,145
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/29	255	281,395
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 0.00%, 11/15/30	125	58,269
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 0.00%, 11/15/32	80	33,430
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/27	500	565,440
Pennsylvania Turnpike Commission, Oil Franchise Tax, 5.00%, 12/1/25	500	554,640

		$2,616,964

Student Loan — 1.7%
Massachusetts Educational Financing Authority, (AMT), 5.50%, 7/1/26	$200	$210,452
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	315	327,553

		$538,005

Transportation — 12.1%
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/28	$400	$425,084
Grand Parkway Transportation Corp., TX, 5.50%, 4/1/53	500	497,575
Greater Orlando, FL, Aviation Authority, (AMT), 5.00%, 10/1/21	250	286,417
Hawaii, Airports System Revenue, 5.25%, 7/1/29	150	160,055
Metropolitan Transportation Authority, NY, 5.25%, 11/15/40	200	206,766
New Jersey Turnpike Authority, 5.00%, 1/1/30	125	133,130
New York Thruway Authority, 5.00%, 1/1/26	500	556,230

Security	Principal Amount (000’s omitted)	Value
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	$245	$235,374
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/26	45	46,922
Port Authority of New York and New Jersey, 4.00%, 12/1/23	200	216,606
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37	210	204,067
Route 460 Funding Corp., VA, 0.00%, 7/1/29	1,000	395,160
San Francisco City and County, CA, Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	400	439,192

		$3,802,578

Water and Sewer — 4.2%
Baltimore, MD, (Wastewater Projects), 5.00%, 7/1/26	$400	$451,496
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	125	113,679
Detroit, MI, Water Supply System, 5.25%, 7/1/41	295	271,612
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	250	266,753
Virginia Resources Authority, (Tuckahoe Creek Service District), 0.00%, 11/1/30	500	229,755

		$1,333,295

Total Tax-Exempt Municipal Securities — 88.8% (identified cost $28,091,120)		$27,945,514

Taxable Municipal Securities — 2.6%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 0.2%
Howard County, MD, 5.55%, 2/15/30(4)	$50	$55,981

		$55,981

Insured-Special Tax Revenue — 1.5%
Colony Local Development Corp., TX, Sales Tax Revenue, (BHAC), 4.881%, 10/1/47	$495	$458,751

		$458,751

Other Revenue — 0.9%
Battery Park City Authority, NY, 6.375%, 11/1/39(4)	$270	$295,991

		$295,991

Total Taxable Municipal Securities — 2.6% (identified cost $865,295)		$810,723

Total Investments — 91.4% (identified cost $28,956,415)		$28,756,237

Other Assets, Less Liabilities — 8.6%		$2,705,019

Net Assets — 100.0%		$31,461,256

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

At October 31, 2013, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	18.5%
California	10.9%
Others, representing less than 10% individually	62.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2013, 7.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 2.3% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)	When-issued security.

(3)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2013.

(4)	Build America Bond. Represents taxable municipal obligation issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

The Fund did not have any open financial instruments at October 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$28,963,023

Gross unrealized appreciation	$512,779
Gross unrealized depreciation	(719,565)

Net unrealized depreciation	$(206,786)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$27,945,514	$—	$27,945,514
Taxable Municipal Securities	—	810,723	—	810,723
Total Investments	$—	$28,756,237	$—	$28,756,237

The Fund held no investments or other financial instruments as of July 31, 2013 whose fair value was determined using Level 3 inputs. At October 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	December 23, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 23, 2013